SUBSEQUENT EVENTS (Details Narrative) - USD ($)									3 Months Ended	12 Months Ended
	Mar. 28, 2024	Mar. 18, 2024	Mar. 07, 2024	Feb. 28, 2024	Feb. 27, 2024	Jan. 11, 2024	Jan. 02, 2024	Jul. 19, 2023	Mar. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from sales of shares										$ 1,748,258		$ 28,323,371
Shanjing Capital Group Co Ltd [Member] | Private Stand by Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Consideration received on sale of stock								$ 10,000,000
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price	$ 0.945	$ 0.99	$ 1.06	$ 1.08	$ 1.09	$ 1.06	$ 1.21		$ 0.945
Subsequent Event [Member] | Shanjing Capital Group Co Ltd [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued	250,000	180,000	160,000	160,000	150,000	300,000	280,000
Proceeds from sales of shares									$ 1,577,150